DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Operating Revenues	$ 0		$ 13,915
(Loss) income	$ (8,468)	[1]	$ 27,985

[1]	Includes a $6,200 non-cash loss related to settlement of debt, see Note 11(c)